SHAREHOLDERS' EQUITY (Narrative) (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended						0 Months Ended		12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 ILS	Dec. 31, 2013 ILS	Nov. 18, 2013 ILS	Nov. 01, 2014 Restricted Stock Units (RSUs) [Member] USD ($)	Dec. 31, 2014 2003 Option Plan [Member]	Dec. 31, 2014 2003 Option Plan [Member] Employee Stock Option [Member]	Dec. 31, 2014 2003 Option Plan [Member] Restricted Stock Units (RSUs) [Member]	Dec. 31, 2014 2003 Option Plan [Member] Maximum [Member] Employee Stock Option [Member]	Dec. 31, 2014 2003 Option Plan [Member] Maximum [Member] Restricted Stock Units (RSUs) [Member]	Dec. 31, 2014 2003 Option Plan [Member] Minimum [Member] Employee Stock Option [Member]	Dec. 31, 2014 2003 Option Plan [Member] Minimum [Member] Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares, shares authorized	120,000,000				120,000,000	120,000,000
Ordinary shares, par value per share				0.01	0.01	0.01
Shares available for grant								5,892,110
Vesting period for plan											3 years	3 years	1 year	1 year
Option expiration term									5 years	5 years
Weighted average fair value of stock options granted	$ 4.49	$ 3.00	$ 4.04
Options outstanding, in-the-money	479,448
Options outstanding, out of the money	2,859,964
Intrinsic value of options outstanding, out of the money	$ 0
Unrecognized compensation cost related to outstanding stock options and RSUs	12,985
Unrecognized compensation cost related to outstanding stock options and RSUs, expected period of recognition	1 year 5 months 8 days
Number of stock options accelerated	479,980						33,333
Total expense incurred in connection with the acceleration	$ 4,800						$ 220